INVENTORY	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
INVENTORY
INVENTORY

US$ MILLIONS	2019	2018
Current:
Natural gas inventory	$127	$94
Raw materials and other	115	47
Carrying amount of inventories	$242	$141

During the year ended December 31, 2019, Brookfield Infrastructure recognized $626 million (2018: $502 million, 2017: $418 million) worth of inventories as an expense in the Consolidated Statements of Operating Results and $3 million (2018: $nil, 2017: $nil) relating to impairments of inventory.